Total revenue and income	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Total revenue and income	Total revenue and income

	2021	2020	2019

Timing of revenue recognition

Net revenue from transaction activities and other services	1,626,853	1,144,086	770,276
Recognized at a point in time	1,626,853	1,144,086	770,276

Net revenue from subscription services and equipment rental	1,071,932	388,033	331,565
Financial income	1,877,683	1,647,017	1,287,760
Other financial income	247,293	140,687	186,367
Recognized over time	3,196,908	2,175,737	1,805,692

Total revenue and income	4,823,761	3,319,823	2,575,968